Loss per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Numerator
Net loss attributable to equity holders of the Company	SFr (13,516)	SFr (15,918)	SFr (52,004)	SFr (51,720)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic attributable to equity holders	83,590,948	72,887,967	83,537,655	72,638,698
Weighted-average number of shares outstanding used to compute EPS diluted attributable to equity holders	83,590,948	72,887,967	83,537,655	72,638,698
Basic loss per share for the period attributable to equity holders	SFr (0.16)	SFr (0.22)	SFr (0.62)	SFr (0.71)
Diluted loss per share for the period attributable to equity holders	SFr (0.16)	SFr (0.22)	SFr (0.62)	SFr (0.71)
Antidilutive securities
Share options issued and outstanding	97,875	1,267,924	148,617	1,172,439
Restricted share awards subject to future vesting	240,923	1,244	85,829	8,106